Condensed Consolidated Balance Sheets (parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018
Condensed Consolidated Balance Sheets
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Ordinary shares, authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	666,577,450	666,577,450